Discontinued Operations - Schedule of Discontinued Operations, Net of Tax (Details) - Discontinued Operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Discontinued Operations [Line tems]
Interest income			$ 142
Interest cost			(457)
Net interest loss			(315)
Operating expenses
Selling expenses			(22)
General and administrative expenses			(760)
Total operating expenses			(782)
Operating loss			(1,097)
Other expenses
Financial expenses, net			(70)
Other income, net			174
Total other income, net			104
Loss before income tax expense			(993)
Income tax expense			(1)
Loss from discontinued operations, net			(994)
Less: Net loss attributable to non-controlling interests
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders			$ (994)

[1]	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.